Segmented Information - Disaggregation of Revenue (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segmented Information
Total Gross Revenue from Contracts with Customers	$ 52,206	$ 62,907
North America
Segmented Information
Total Gross Revenue from Contracts with Customers	51,206	61,040
International
Segmented Information
Total Gross Revenue from Contracts with Customers	1,000	1,867
Operating segments | Oil Sands
Segmented Information
Total Gross Revenue from Contracts with Customers	26,035	30,431
Operating segments | Oil Sands | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	18,817	22,539
Operating segments | Oil Sands | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	7,218	7,892
Operating segments | Oil Sands | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	26,035	30,431
Operating segments | Oil Sands | North America | Synthetic crude oil and diesel
Segmented Information
Total Gross Revenue from Contracts with Customers	18,817	22,539
Operating segments | Oil Sands | North America | Bitumen
Segmented Information
Total Gross Revenue from Contracts with Customers	7,218	7,892
Operating segments | Exploration and Production
Segmented Information
Total Gross Revenue from Contracts with Customers	2,689	4,331
Operating segments | Exploration and Production | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	2,683	4,298
Operating segments | Exploration and Production | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	6	33
Operating segments | Exploration and Production | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	1,689	2,464
Operating segments | Exploration and Production | North America | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	1,689	2,464
Operating segments | Exploration and Production | International
Segmented Information
Total Gross Revenue from Contracts with Customers	1,000	1,867
Operating segments | Exploration and Production | International | Crude oil and natural gas liquids
Segmented Information
Total Gross Revenue from Contracts with Customers	994	1,834
Operating segments | Exploration and Production | International | Natural gas
Segmented Information
Total Gross Revenue from Contracts with Customers	6	33
Operating segments | Refining and Marketing
Segmented Information
Total Gross Revenue from Contracts with Customers	31,068	36,728
Operating segments | Refining and Marketing | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	13,106	14,540
Operating segments | Refining and Marketing | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	15,283	18,663
Operating segments | Refining and Marketing | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	2,679	3,525
Operating segments | Refining and Marketing | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	31,068	36,728
Operating segments | Refining and Marketing | North America | Gasoline
Segmented Information
Total Gross Revenue from Contracts with Customers	13,106	14,540
Operating segments | Refining and Marketing | North America | Distillate
Segmented Information
Total Gross Revenue from Contracts with Customers	15,283	18,663
Operating segments | Refining and Marketing | North America | Other
Segmented Information
Total Gross Revenue from Contracts with Customers	2,679	3,525
Corporate and eliminations
Segmented Information
Total Gross Revenue from Contracts with Customers	(7,586)	(8,583)
Corporate and eliminations | North America
Segmented Information
Total Gross Revenue from Contracts with Customers	$ (7,586)	$ (8,583)